Financial Instruments - Summary of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value, Assets	$ 10,139
Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	13,989
Fair value, Liabilities		$ 5,669
Recurring measurements | Financial liabilities at FVTPL | Ely Warrants [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		132
Recurring measurements | Financial liabilities at FVTPL | Abitibi Options [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		110
Recurring measurements | Financial liabilities at FVTPL | Embedded Derivatives [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities	1,921
Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	342
Fair value, Liabilities		3,840
Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,139
Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	1,587
Fair value, Liabilities		1,587
Level 1 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	342
Fair value, Liabilities		4,082
Level 1 | Recurring measurements | Financial liabilities at FVTPL | Ely Warrants [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		132
Level 1 | Recurring measurements | Financial liabilities at FVTPL | Abitibi Options [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		110
Level 1 | Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	342
Fair value, Liabilities		3,840
Level 3 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	13,647
Fair value, Liabilities		1,587
Level 3 | Recurring measurements | Financial liabilities at FVTPL | Embedded Derivatives [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities	1,921
Level 3 | Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,139
Level 3 | Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	$ 1,587
Fair value, Liabilities		$ 1,587